Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Schedule Of Income Taxes [Line Items]
Increase in valuation allowance	$ 5,900,000
Statutory tax rate	(0.34)
Federal [Member]
Schedule Of Income Taxes [Line Items]
NOL carryforwards	81,400,000
NOL tax credit carryforward	1,600,000
State and Local Jurisdiction [Member]
Schedule Of Income Taxes [Line Items]
NOL carryforwards	$ 81,000,000